Concentrations - Schedule of Allowance for Credit Losses for the Receivable Risk (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses for the Receivable Risk [Line Items]
Allowance for credit losses receivable, total	$ 5,595,979	$ 3,636,710
Low risk [Member]
Schedule of Allowance for Credit Losses for the Receivable Risk [Line Items]
Allowance for credit losses receivable, total	14	403,435
Default Risk [Member]
Schedule of Allowance for Credit Losses for the Receivable Risk [Line Items]
Allowance for credit losses receivable, total	$ 5,595,965	$ 3,233,275